Loss per Common Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per Common Share [Abstract]
Loss per Common Share
	June 30, 2025	June 30, 2024
Net loss and comprehensive loss	$(10,438)	$(9,511)
Less deemed dividend upon redemption of Series D Preferred Stock	(219)	(2)
Less dividends on Series C Preferred Stock	(446)	(327)
Less dividends on Series D Preferred Stock	(808)	(481)
Net loss and comprehensive loss attributable to common stockholders for basic and diluted loss per share purposes	$(11,911)	$(10,321)

Weighted average number of common stock, basic and diluted	300,527	298,065
Loss per share, basic and diluted	$(39.75)	$(34.75)